Average Annual Total Returns - Class Z Shares - Alger Mid Cap Growth Fund - ABC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Shares Since Inception	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 28, 2015	64.08%	21.15%	16.57%	59.55%	19.64%	15.27%	39.47%	16.85%	13.10%	35.59%	18.66%	15.18%